Nature of the Business - Additional Information (Details) $ in Thousands		1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Jan. 09, 2025	Jan. 31, 2024	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Percentage of workforce reduction		95.00%
Net losses attributable to common stockholders			$ (4,126)	$ (6,076)	$ (30,299)	$ (44,272)	$ (45,267)	$ (41,183)	$ (40,501)	$ (130,722)	$ (190,418)	$ (168,710)
Accumulated deficit			(696,694)						(696,694)		(656,193)	$ (465,775)
Cash, cash equivalents and short-term investments			$ 121,900						$ 121,900		$ 183,900
Subsequent Event
Percentage of workforce reduction		95.00%
Common Stock
Stockholders' equity, reverse stock split	On January 9, 2025, the board of directors (the “Board”) of AlloVir, Inc. determined to effect a 1-for-23 reverse stock split of AlloVir’s common stock, par value $0.0001 per share.
Reverse stock split par value per share	0.0001